ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net

Acquired intangible assets, net consist of the following:

	As of December 31, 2012						As of December 31, 2013
	Gross				Net	Gross				Net
	carrying	Accumulated	Exchange		carrying	carrying	Accumulated	Exchange		carrying	Amortization
	amount	amortization	difference	Impairment	amount	amount	amortization	difference	Impairment	amount	period

Intangible assets not subject to amortization
Trademarks
with indefinite life	$282,182	$-	$507	$-	$282,689	$282,182	$-	$9,179	$-	$291,361	N/A
Intangible assets subject to amortization
Agreements
with Mobile Operator	3,113,746	(3,113,701)	(45)	-	-	3,113,746	(3,113,746)	-	-	-	3 years
Operating platforms	243,974	(215,682)	7	-	28,299	243,974	(240,527)	650	-	4,097	5 years
Service licenses	57,071	(57,071)	-	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(120,999)	-	-	-	120,999	(120,999)	-	-	-	1 year
Non-compete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,963,168)	(918)	-	2,016	4,966,102	(4,966,102)	-	-	-	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)		-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	8,281,231	(5,210,512)	(1,224)	-	3,069,495	8,281,231	(6,022,186)	84,060	-	2,343,105	5 years
Software	115,150	(8,321)	603	-	107,432	115,150	(40,730)	3,156	-	77,576	5 years
Game licenses	73,952,927	(2,882,332)	498,188	-	71,568,783	80,094,217	(4,206,258)	1,161,598	(1,812,939)	75,236,618	3 years
Employment contract	380,898	(370,030)	(268)	-	10,600	380,898	(380,898)	-	-	-	3 years
Copyright	-	-	-	-	-	813,074	(45,518)	6,274	-	773,830	6 years
Total	$92,341,182	$(17,768,718)	$496,850	$-	$75,069,314	$99,295,546	$(20,020,937)	$1,264,917	(1,812,939)	78,726,587